Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment include assets under finance leases	$ 157,032	$ 176,650	$ 176,650	$ 175,470
Brazilian Federal Government [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment include assets under finance leases	19,401	22,614
Income arising of drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area limited to the production	$ 5,000
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons	40 years
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons certain condition	5 years
Finance Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment include assets under finance leases	$ 99	$ 118